STATEMENT OF OPERATIONS (USD $)	6 Months Ended		29 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Revenue	$ 0	$ 0	$ 0
Operating expenses	(263,779)	(221,976)	(804,502)
Formation costs	0	0	(5,317)
Total operating expenses	(263,779)	(221,976)	(809,819)
Operating loss	(263,779)	(221,976)	(809,819)
Interest earned from investment held in trust	14,477	6,718	35,396
Net loss	$ (249,302)	$ (215,258)	$ (774,423)
Weighted average shares outstanding (in shares)	4,894,983	3,301,009
Basic and diluted net loss per share (in dollars per share)	$ (0.05)	$ (0.07)